COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Year	Lease Payment
2022	249,132
2023	191,903
Imputed Interest	(19,792)
Net Lease Liability	$421,243

As of March 31, 2022

Year	Lease Payment
2022	186,849
2023	191,903
Imputed Interest	(14,047)
Net Lease Liability	$364,709

Year	Lease Payment
2022	249,132
2023	191,903
Imputed Interest	(19,792)
Net Lease Liability	$421,243